Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	4,250,000
Proposed Maximum Offering Price per Unit | $ / shares	6.45
Maximum Aggregate Offering Price	$ 27,412,500
Amount of Registration Fee	$ 3,785.67
Offering Note

(1)	Represents the common shares, without par value (“Common Shares”), of NioCorp Developments Ltd. (the “Company”) that may be offered for resale by YA II PN, Ltd., as the selling shareholder, pursuant to the Prospectus Supplement, consisting of Common Shares that the Company may elect to issue and sell pursuant to the Purchase Agreement (as defined in the Prospectus Supplement). Pursuant to Rule 416(a) under the Securities Act of 1933, the Common Shares being registered hereunder include such indeterminate number of additional Common Shares as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Shares being registered under the Registration Statement.
(2)	Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Common Shares reported by The Nasdaq Stock Market LLC as of January 16, 2026 of $6.45, which date is within five business days prior to the filing of the Prospectus Supplement.